Note 4 - Loans (Details) - Troubled Debt Restructurings (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Commercial Real Estate			2
Commercial Real Estate	$ 495,698	$ 8,823,879	$ 148,920